Long-Term Debt (Senior Notes) (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Unsecured Debt [Member] | 5.2% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec. 03, 2015	Dec. 03, 2015
Debt Instrument, Face Amount	$ 1,000	$ 1,000
Debt Instrument, Interest Rate, Stated Percentage	5.20%	5.20%
Debt Instrument, Frequency of Interest Payment	semiannually
Debt Instrument, Maturity Date	Dec. 03, 2025	Dec. 03, 2025
Debt Instrument, Interest Rate During Period	5.28%
Fair Value, Debt Instrument, Fair Value Exceeded Carrying Value	$ 80
Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Start Date	Dec. 03, 2015	Dec. 03, 2015
Debt Instrument, Redemption Period, End Date	Sep. 02, 2025	Sep. 02, 2025
Debt Instrument, Redemption, Description	Prior to September 3, 2025, the Company may redeem the Notes at the Company’s option at any time either in whole or in part for a redemption price equal to 100% of the aggregate principal amount of the Notes to be redeemed plus the applicable make-whole premium, plus accrued and unpaid interest thereon.	Prior to September 3, 2025, the Company may redeem the Notes at the Company’s option at any time either in whole or in part for a redemption price equal to 100% of the aggregate principal amount of the Notes to be redeemed plus the applicable make-whole premium, plus accrued and unpaid interest thereon.
Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Start Date	Sep. 03, 2025	Sep. 03, 2025
Debt Instrument, Redemption Period, End Date	Dec. 03, 2025	Dec. 03, 2025
Debt Instrument, Redemption, Description	On or after September 3, 2025, the Company may redeem the Notes at the Company’s option at any time either in whole or in part for a redemption price equal to 100% of the aggregate principal amount of the Notes to be redeemed, plus accrued and unpaid interest thereon.	On or after September 3, 2025, the Company may redeem the Notes at the Company’s option at any time either in whole or in part for a redemption price equal to 100% of the aggregate principal amount of the Notes to be redeemed, plus accrued and unpaid interest thereon.